SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Mar. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

FOR THE YEAR ENDED MARCH 31, 2009, 2010 AND 2011

	Yen in millions
		Additions
Descriptions	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Deductions	Translation adjustments	Balance at end of year
2009:
Allowance for doubtful receivables	¥1,018	¥474	¥-	¥(131)	¥(232)	¥1,129
Deferred income tax assets valuation allowance	331	41	-	(32)	(11)	329
Volume-based rebates	4,973	-	8,949	(11,662)	804	3,064
Cooperative advertisings	456	-	2,352	(2,662)	43	189
Cash discounts	¥396	¥-	¥5,444	¥(5,514)	¥14	¥340
2010:
Allowance for doubtful receivables	¥1,129	¥152	¥-	¥(289)	¥18	¥1,010
Deferred income tax assets valuation allowance	329	1,704	-	(15)	3	2,021
Volume-based rebates	3,064	-	7,738	(7,672)	(117)	3,013
Cooperative advertisings	189	-	1,704	(1,544)	7	356
Cash discounts	¥340	¥-	¥4,420	¥(4,281)	¥8	¥487
2011:
Allowance for doubtful receivables	¥1,010	¥223	¥-	¥(235)	¥(63)	¥935
Deferred income tax assets valuation allowance	2,021	621	-	(1,010)	8	1,640
Volume-based rebates	3,013	-	8,736	(7,835)	(111)	3,803
Cooperative advertisings	356	-	2,296	(2,209)	(30)	413
Cash discounts	¥487	¥-	¥5,069	¥(5,184)	¥(28)	¥344